AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 12, 2010
INVESTMENT COMPANY ACT FILE NO. 811-22403

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2
(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO.	☐
________________________

SCS Hedged Opportunities Master Fund, LLC

(Exact name of Registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 204-6400

Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square
Boston, Massachusetts  02110
(Name and address of agent for service)

PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

Timothy F. Silva, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109

EXPLANATORY NOTE

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended.  However, interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), since such interests will be issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act.  Investment in the Registrant may be made only by individuals or entities which are “accredited investors” within the meaning of Regulation D under the Securities Act.  This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Registrant.

- i -

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the prospectus (the “Prospectus”) included in the Registration Statement on Form N-2 of SCS Hedged Opportunities Fund, LLC (the “Feeder Fund”), as filed with the Securities and Exchange Commission (the “SEC”) on April 12, 2010 (the “Feeder Fund’s Registration Statement”).

ITEM 3.   FEE TABLE AND SYNOPSIS

The following table illustrates the approximate expenses and fees that investors (the “Investors”) in SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”) are expected to bear directly or indirectly.

ANNUAL EXPENSES (as a percentage of average net assets)
Advisory Fee	1.25%
Acquired Fund (Portfolio Fund) Fees and Expenses (1)%
Other Expenses (2)%

TOTAL ANNUAL EXPENSES	%
Less Expense/Reimbursement (3)%
Net Annual Expenses	%
______________________

(1)
Includes the fees and expenses of the Portfolio Funds in which the Master Fund intends to invest in based upon the anticipated net proceeds from this offering.  Typical performance fees or allocations to be paid to a portfolio manager generally range between 15% to 25% of the net capital appreciation (if any) in the assets managed by the portfolio manager.  Fees and expenses of Portfolio Funds are based on historic fees and expenses.  Future Portfolio Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time.  The amount of the Master Fund’s average net assets used in calculating this percentage are estimated based on Master Fund net assets of $[___] estimated for the current fiscal year.

(2)
“Other Expenses” are estimated based on anticipated expenses for the first year of the Master Fund’s operations, and consists of expenses including, without limitation, administrative fees and expenses, investor servicing fees and expenses, directors’ fees and directors’ and officers’ insurance. Certain administrative and other expenses applicable to feeder funds that may from time to time invest in the Master Fund, including those of the Feeder Fund, are applied at the feeder fund level rather than at the Master Fund level. The Adviser does not expect the Master Fund to achieve estimated levels of net assets at the commencement of the fund’s operations.

(3)
The Adviser has contractually agreed to limit the Advisory Fee and/or reimburse certain expenses, to the extent required to reduce total annual operating expenses (including the Feeder Fund’s portion of the Master Fund’s expenses) to 3% of the average monthly net assets of the Feeder Fund (the “Expense Limitation Agreement”).  Pursuant to the Expense Limitation Agreement any waivers and reimbursements made by the Adviser to the Feeder Fund are subject to recoupment by the Adviser within the following three years subject to applicable expense limitation.  In accordance with the Expense Limitation Agreement, the Adviser will not reimburse the Feeder Fund for certain expenses, such as interest, taxes, brokerage commissions and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (i.e., litigation, indemnification).  The Expense Limitation Agreement is effective for the period beginning on June 1, 2010 and will terminate on May 31, 2011 unless it is renewed by all parties to the agreement.  The Expense Limitation Agreement may only be terminated during its term with approval of the parties thereto.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Investors will bear directly or indirectly.  For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled “Fees and Expenses” in the Prospectus included in the Feeder Fund’s Registration Statement.

The following example is intended to help you compare the cost of investing in the Master Fund with the cost of investing in other funds.  The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Master Fund.

Examples

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

The Example above is based on the fees and expenses set forth above and assumes that the Expense Limitation Agreement remains in effect.  It should not be considered a representation of future expenses.  Actual expenses maybe greater or less than those shown, and the Master Fund’s actual rate of return maybe greater or less than the hypothetical 5% return assumed in the example.  The example does not present actual expenses and should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.  Moreover, the Master Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

ITEM 8.   GENERAL DESCRIPTION OF THE REGISTRANT

The Master Fund is a recently formed limited liability company under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company.  Interests in the Master Fund will be issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.  Investments in the Master Fund may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.  This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the 1933 Act.

 The Master Fund will seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets.  The Master Fund will pursue its objectives by allocating its assets among a diversified group of hedge funds managed by portfolio managers with differing styles and strategies (“Portfolio Funds”).  The Fund will seek to achieve capital appreciation through investments in hedge funds in two primary categories: (1) Portfolio Funds of established top-tier portfolio managers with limited capacity for new investment in which allocations are secured by the Fund; and (2) early stage Portfolio Funds managed by new or “undiscovered” portfolio managers.

Information on the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund will principally invest, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “Investment Program,” “Investment Considerations and Risk Factors,” “Risks of Certain Investments Made by the Fund and Portfolio Funds,” and “General Risk Considerations” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 9.   MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference to the Feeder Fund’s Registration Statement.  The following list identifies the specific sections of the Feeder Fund’s Registration Statement under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)	Directors

Item 9.1(b)	The Adviser

Item 9.1(c)	Information about the Portfolio Manager; Other Accounts Managed by the Portfolio Manager; Potential Conflicts of Interest Involving the Portfolio Manager; Compensation of Portfolio Manager

Item 9.1(d)	Management of the Fund and the Master Fund—Administrator

Item 9.1(e)	Custodian

Item 9.1(f)	Fees and Expenses

Item 9.1(g)	Not applicable

Item 9.2	Not applicable

Item 9.3	See response to item 19 below

ITEM 10.         CAPITAL STOCK, LONG-TERM DEBT AND OTHER SECURITIES

ITEM 10.1.   Capital Stock

The Master Fund is a recently formed limited liability company under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company.  The following is a summary description of certain provisions of the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement.”)

The LLC Agreement provides that the Master Fund may offer an unlimited number limited liability company interests (the “Interests”) in the Master Fund.  The Interests will be duly authorized, fully paid and nonassessable.  Investors are entitled to receive distributions when authorized by the Board and declared by the Master Fund out of assets legally available for the payment of distributions.  They also are entitled to share ratably in the assets legally available for distribution to Investors in the event of liquidation, dissolution or winding up, after payment of, or adequate provision for, all of the Master Fund’s known debts and liabilities.

Voting.  Each Investor will have the right to cast a number of votes based on the value of such Investor’s respective capital account at any meeting of Investors called by the Board or Investors holding at least a majority of the total number of votes eligible to be cast by all Investors.  Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Master Fund’s business, and may not act for or bind the Master Fund.

No Right of Redemption.  No Investor or other person holding an Interest or a portion of an Interest will have the right to require the Master Fund to redeem the Interest or portion thereof.

Interest Repurchases. The Master Fund from time to time may offer to repurchase Interests pursuant to written tenders by Investors.  Any such repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion.  In determining whether the Master Fund should repurchase Interests or portions thereof from Investors pursuant to written tenders, the Board will consider the recommendation of the Adviser.  The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Investors, on a quarterly basis, on or about March 31st,  June 30th, September 30th, and December 31st of each year.

Number of Directors; Vacancies.  The LLC Agreement provides that the number of Directors may be established only by the Board but may not be fewer than one.  Accordingly, at such time, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining Directors in office, even if the remaining Directors do not constitute a quorum, subject to any applicable requirements of the 1940 Act and the terms of any class.

Removal of Directors.  The LLC Agreement provides that any Director may be removed either by (a) the vote or written consent of at least two-thirds of the Directors not subject to the removal vote or (b) the vote or written consent of Investors holding not less than two-thirds of the total number of votes eligible to be cast by all Investors.

Amendments to the LLC Agreement.  The LLC Agreement may be amended with the approval of (i) the Board, including a majority of the Independent Directors, if required by the 1940 Act, (ii) the Adviser; or (iii) a majority, as defined in the 1940 Act, of the outstanding voting securities of the Master Fund.  Certain amendments involving capital accounts, allocations thereto and the modification of events causing dissolution of the Master Fund may not be made without the consent of any Investors adversely affected thereby or unless each Investor has received notice of such amendment and any Investor objecting to such amendment has been allowed a reasonable opportunity to tender its entire interest for repurchase by the Master Fund.  As an example, the Board may at any time, without the consent of the other Investors, amend the LLC Agreement to (i) restate the LLC Agreement, (ii) effect compliance with any applicable law or regulation, or to cure any ambiguity or to correct or supplement any provision that may be inconsistent with another provision, provided such action does not affect the rights of any Investor in any material respect, or (iii) make such changes as may be necessary to assure the Master Fund’s continuing eligibility to be classified for U.S. Federal income tax purposes as a partnership which is not treated as a corporation under Section 7704(a) of the Code.

Termination of the Master Fund.  The LLC Agreement provides that the Master Fund will be dissolved: upon the affirmative vote to dissolve the Master Fund by the Board; upon the expiration of any two-year period which commences on the date on which any Investor has submitted to the Master Fund a written request in accordance with the LLC Agreement, to tender its entire interest for repurchase by the Master Fund if such Investor’s interest has not been repurchased during such period; at the election of the Adviser; upon the failure of Investors to elect successor directors at a meeting called by the Adviser when no director remains; or as required by operation of law.

ITEM 10.2.   Long-Term Debt

Not applicable.

ITEM 10.3.   General

Not applicable.

ITEM 10.4.   Taxes

Information on the taxation of the Master Fund is incorporated by reference from the section entitled “Certain Tax Considerations” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 10.5.   Outstanding Securities

See Item 29 of Part C of this Registration Statement.

ITEM 10.6.   Securities Ratings

Not applicable.

ITEM 11.   DEFAULTS AND ARREARS ON SENIOR SECURITIES

Not applicable.

ITEM 12.   LEGAL PROCEEDINGS

Not applicable.

ITEM 13.   TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Not applicable.

PART B

Part B of this Registration Statement should be read in conjunction with Part A.  Capitalized terms used in this Part B and not otherwise defined have the meanings give them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated by reference from the Feeder Fund’s Registration Statement on Form N-2.

ITEM 14.   COVER PAGE

Not applicable.

ITEM 15.   TABLE OF CONTENTS

Not applicable.

ITEM 16.   GENERAL INFORMATION AND HISTORY

Not applicable.

ITEM 17.   INVESTMENT OBJECTIVES AND POLICIES

Part A contains basic information about the investment objective, policies and limitations of the Master Fund.  This Part B supplements the discussion in Part A of the investment objective, policies and limitations of the Master Fund.

Information in response to this item is incorporated by reference from the sections entitled “Investment Strategy,” “Investment Considerations and Risk Factors,” “Risks of Certain Investments Made by the Fund and Portfolio Funds,” and “General Risk Considerations” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 18.   MANAGEMENT

Information in response to this item is incorporated by reference from the sections entitled “Directors,” “Adviser,” and “Code of Ethics” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 19.   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Feeder Fund intends to invest substantially all of its assets in the Master Fund and will likely become a 5% holder of the Master Fund.  As of [__________], 2010, the Directors and officers of the Master Fund collectively owned less than one percent of the Master Fund’s Interests by value.  As of [____________], 2010, the following shareholders owned 5% or more of the Master Fund’s outstanding Interests by value:

Name	Address	Percentage of Ownership

To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a “control person” of the Master Fund for purposes of the 1940 Act.

ITEM 20.   INVESTMENT ADVISORY AND OTHER SERVICES

Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Adviser,” “Administration,” “Custodian,” “Fees and Expenses,” and “Independent Registered Public Accounting Firm and Legal Counsel” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 21.   PORTFOLIO MANAGERS

Information about the Master Fund’s portfolio manager is incorporated by reference from the section entitled “Information about the Portfolio Manager;” “Other Accounts Managed by the Portfolio Manager;” Potential Conflicts of Interest Involving the Portfolio Manager;” and “Compensation of Portfolio Manager” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 22.   BROKERAGE ALLOCATION AND OTHER PRACTICES

A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section entitled “Brokerage and Custody” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 23.   TAX STATUS

Information on the tax status of the Master Fund is incorporated by reference from the Section entitled “Certain Tax Considerations” in the Prospectus included in the Feeder Fund’s Registration Statement.

ITEM 24.   FINANCIAL STATEMENTS

The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

PART C

OTHER INFORMATION

ITEM 25.   FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements:
Included in Part A: None
Included in Part B: None

(2)	Exhibits

	(a)(1)	Limited Liability Company Agreement
	(a)(2)	Certificate of Formation (1)
	(b)	Not applicable
	(c)	Not applicable
	(d)	Exhibit (a)(2) is incorporated herein by reference
	(e)	Not applicable
	(f)	Not applicable
	(g)(1)	Form of Advisory Agreement (1)
	(h)	Not applicable
	(i)	Not applicable
	(j)	Form of Custody Agreement (1)
	(k)	From of Administration Agreement (1)
	(l)	Not applicable
	(m)	Not applicable
	(n)	Not applicable
	(o)	Not applicable

(p)	Not applicable
(q)	Not applicable
(r)(1)	Code of Ethics of the Master Fund
(r)(2)	Code of Ethics of SCS Capital Management, LLC (1)
(1)	To be filed by amendment

ITEM 26.  MARKETING ARRANGEMENTS

Not applicable.

ITEM 27.      OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering the Master Fund are minimal and are consolidated with those of the Feeder Fund.

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

No person is directly or indirectly controlled by or under common control with the Registrant, except that the Registrant may be deemed to be controlled by SCS Capital Management, LLC, the investment manager to the Registrant.  Additional information regarding the investment manager is set out on its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-61448).

ITEM 29.  NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of record holders as of [___________], 2010, of each class of securities of the Registrant:

Title of Class	Number of Record Holders

ITEM 30.  INDEMNIFICATION

Section 3.8 of the Registrant’s Limited Liability Company Agreement  provides as follows:

3.8           Indemnification.

(a)   To the fullest extent permitted by law, the Fund shall, subject to Section 3.8(b) hereof, indemnify each Director (including for this purpose their executors, heirs, assigns, successors or other legal representatives) and each officer of the Fund against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which such indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Director or an officer of the Fund, as the case may be, of the Fund or the past or present performance of services to the Fund by such indemnitee, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a non-appealable decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by such indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee’s office.  The rights of indemnification provided under this Section 3.8 shall not be construed so as to provide for indemnification of an indemnitee for any liability (including liability under federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section 3.8 to the fullest extent permitted by law.

(b)   Expenses, including reasonable counsel fees, so incurred by any such indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties), may be paid from time to time by the Fund in advance of the final disposition of any such action, suit, investigation or proceeding upon receipt of an undertaking by or on behalf of such indemnitee to repay to the Fund amounts so paid if it shall ultimately be determined that indemnification of such expenses is not authorized under Section 3.8(a) hereof; provided, however, that (i) such indemnitee shall provide security for such undertaking, (ii) the Fund shall be insured by or on behalf of such indemnitee against losses arising by reason of such indemnitee’s failure to fulfill his or its undertaking, or (iii) a majority of the Directors (excluding any Director who is seeking advancement of expenses hereunder) or independent legal counsel in a written opinion shall determine based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe such indemnitee ultimately will be entitled to indemnification.

(c)   As to the disposition of any action, suit, investigation or proceeding (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication or a decision on the merits by a court, or by any other body before which the proceeding shall have been brought, that an indemnitee is liable to the Fund or its members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee’s office, indemnification shall be provided pursuant to Section 3.8(a) hereof if (i) approved as in the best interests of the Fund by a majority of the Directors (excluding any Director who is seeking indemnification hereunder) upon a determination based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such indemnitee acted in good faith and in the reasonable belief that such actions were in the best interests of the Fund and that such indemnitee is not liable to the Fund or its members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee’s office, or (ii) the Directors secure a written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) to the effect that such indemnitee acted in good faith and in the reasonable belief that such actions were in the best interests of the Fund and that such indemnitee is not liable to the Fund or its members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee’s office.

(d)   Any indemnification or advancement of expenses made pursuant to this Section 3.8 shall not prevent the recovery from any indemnitee of any such amount if such indemnitee subsequently shall be determined in a decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to such indemnification or advancement of expenses to be liable to the Fund or its members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee’s office.  In any suit brought by an indemnitee to enforce a right to indemnification under this Section 3.8 it shall be a defense that, and in any suit in the name of the Fund to recover any indemnification or advancement of expenses made pursuant to this Section 3.8 the Fund shall be entitled to recover such expenses upon a final adjudication that, the indemnitee has not met the applicable standard of conduct set forth in this Section 3.8.  In any such suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made pursuant to this Section 3.8, the burden of proving that the indemnitee is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this Section 3.8 shall be on the Fund (or any Member acting derivatively or otherwise on behalf of the Fund or its members).

(e)   An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.8 or to which he, she or it may otherwise be entitled except out of the assets of the Fund, and no Member shall be personally liable with respect to any such claim for indemnification or advancement of expenses, except to the extent provided in Section 2.10 hereof.

(f)   The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law.  Nothing contained in this Section 3.8 shall affect the power of the Fund to purchase and maintain liability insurance on behalf of any officer of the Fund, Director, the Adviser, or other person.

ITEM 31.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to the officers of SCS Capital Management, LLC, the Registrant’s investment adviser (the “Adviser”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61448) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 32.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant, (2) the  Adviser and (3) the Registrant’s Administrator.  The address of each is as follows:

1.

2.

3.

ITEM 33.  MANAGEMENT SERVICES

Not applicable.

ITEM 34.  UNDERTAKINGS

Not applicable.

[Remainder of page intentionally blank – signature page follows.]

SIGNATURES

Pursuant to requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized on the 12th day of April 2010.

SCS Hedged Opportunities Master Fund, LLC

By:   /s/ Peter H. Mattoon
Name:   Peter H. Mattoon
Title:   President

[Signature Page to Form N-2,  for SCS Hedged Opportunities Master Fund, LLC]